Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 92.1%
		Aerospace & Defense: 1.9%
814,125		ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	$810,054	0.1
642,948		Amentum Government Services Holdings LLC Term Loan B, 3.602%, (US0001M + 3.500%), 01/29/27	635,514	0.1
2,387,467		Geo Group, Inc. (The) 2018 Term Loan B, 2.750%, (US0001M + 2.000%), 03/22/24	2,244,816	0.4
459,594		KBR, Inc. 2020 Term Loan B, 2.854%, (US0001M + 2.750%), 02/05/27	460,456	0.1
3,349,688		Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/28	3,357,164	0.6
2,560,000		Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 2.140%, (US0003M + 2.000%), 11/05/28	2,562,801	0.5
465,000		Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 4.750%, (US0001M + 4.000%), 12/06/28	464,782	0.1
			10,535,587	1.9

		Air Transport: 0.4%
1,994,975		United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/28	2,006,059	0.4

		Auto Components: 0.2%
897,750		Broadstreet Partners, Inc. 2021 Term Loan B2, 3.750%, (US0001M + 3.250%), 01/27/27	892,700	0.2

		Automotive: 2.9%
1,352,363		Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/28	1,356,758	0.3
1,085,462		Dealer Tire, LLC 2020 Term Loan B, 4.354%, (US0001M + 4.250%), 12/12/25	1,087,361	0.2
2,042,619		Gates Global LLC 2021 Term Loan B3, 3.250%, (US0001M + 2.500%), 03/31/27	2,040,960	0.4
915,921		Hertz Corporation, (The) 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 06/30/28	917,996	0.2
173,048		Hertz Corporation, (The) 2021 Term Loan C, 3.750%, (US0001M + 3.250%), 06/30/28	173,441	0.0
107,857	(1)	Holley Purchaser, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 11/17/28	107,767	0.0
647,143		Holley Purchaser, Inc. 2021 Term Loan, 3.920%, (US0003M + 3.750%), 11/17/28	646,602	0.1
2,380,788		Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/27	2,383,021	0.4
610,000		Madison Safety & Flow LLC First Lien Term Loan, 4.250%, (SOFRRATE + 3.750%), 12/14/28	610,763	0.1
615,000		Madison Safety & Flow LLC Second Lien Term Loan, 7.250%, (SOFRRATE + 6.750%), 12/14/29	618,075	0.1
734,943		Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.102%, (US0001M + 3.000%), 05/14/26	731,636	0.1
425,000		Rough Country, LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 07/26/29	426,062	0.1
495,000		Rough Country, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 07/28/28	494,691	0.1
797,943		Tenneco, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 10/01/25	787,969	0.1
1,012,350		Truck Hero, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 01/31/28	1,010,452	0.2
984,962		Wand NewCo 3, Inc. 2020 Term Loan, 3.175%, (US0003M + 3.000%), 02/05/26	973,061	0.2
1,630,000		Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 05/11/28	1,629,108	0.3
			15,995,723	2.9

		Beverage & Tobacco: 1.2%
3,000,000		Aramark Services, Inc. 2019 Term Loan B4, 3.353%, (US0001M + 1.750%), 01/15/27	2,963,751	0.5
493,763		City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/28	469,383	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Beverage & Tobacco: (continued)
1,326,926		Sunshine Investments B.V. USD Term Loan B3, 2.908%, (US0003M + 2.750%), 03/28/25	$1,321,949	0.2
1,937,575		Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/28	1,918,804	0.4
			6,673,887	1.2

		Brokers, Dealers & Investment Houses: 0.3%
1,468,571		Forest City Enterprises, L.P. 2019 Term Loan B, 3.601%, (US0001M + 3.500%), 12/08/25	1,451,361	0.3

		Building & Development: 4.6%
497,500		ACProducts, Inc. 2021 Term Loan B, 4.750%, (US0006M + 4.250%), 05/17/28	491,178	0.1
369,075		Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/28	372,420	0.1
2,000,000		Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0001M + 4.000%), 10/19/27	2,004,722	0.4
2,490,000		Chamberlain Group Inc Term Loan B, 4.000%, (US0001M + 3.500%), 11/03/28	2,490,777	0.5
2,872,308		Core & Main LP 2021 Term Loan B, 2.602%, (US0001M + 2.500%), 07/27/28	2,858,843	0.5
2,427,800		Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/28	2,429,621	0.4
304,254		CP Atlas Buyer, Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 11/23/27	303,227	0.1
902,938		Empire Today, LLC 2021 Term Loan B, 5.750%, (US0003M + 5.000%), 04/03/28	880,364	0.2
860,675		Foundation Building Materials Holding Company LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 02/03/28	855,564	0.2
550,000		Installed Building Products, Inc. 2021 Term Loan B, 2.750%, (US0003M + 2.250%), 12/14/28	551,375	0.1
106,667	(1)	IPS Corporation 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 10/02/28	106,200	0.0
533,333		IPS Corporation 2021 Term Loan, 4.250%, (US0001M + 3.750%), 10/02/28	531,000	0.1
274,049		Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/28	272,507	0.1
1,792,210		LBM Acquisition LLC Term Loan B, 4.500%, (US0001M + 3.750%), 12/17/27	1,779,328	0.3
497,418		MX Holdings US, Inc. Term Loan B1B, 3.250%, (US0001M + 2.500%), 07/31/25	496,563	0.1
810,208		Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/12/26	812,993	0.1
3,500,000		Quikrete Holdings, Inc. 2021 Term Loan B1, 3.209%, (US0003M + 3.000%), 06/11/28	3,493,620	0.6
1,200,000		Specialty Building Products Holdings, LLC 2021 Term Loan B, 3.923%, (US0003M + 3.750%), 10/15/28	1,199,000	0.2
1,241,888		SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 06/02/28	1,241,500	0.2
1,341,324		Standard Industries Inc. 2021 Term Loan B, 3.000%, (US0003M + 2.500%), 09/22/28	1,343,373	0.2
593,945		Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/26	594,564	0.1
			25,108,739	4.6

		Business Equipment & Services: 7.7%
530,573		24-7 Intouch Inc 2018 Term Loan, 4.854%, (US0001M + 4.750%), 08/25/25	525,930	0.1
745,000		AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.250%, (US0003M + 3.750%), 09/07/28	745,931	0.1
498,750		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 05/12/28	497,399	0.1
730,000		Anticimex International AB 2021 USD Incremental Term Loan, 4.209%, (US0003M + 4.000%), 11/08/28	732,738	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
380,000		Anticimex International AB 2021 USD Term Loan B1, 4.000%, (US0003M + 3.500%), 11/16/28	$379,683	0.1
1,125,000		APX Group, Inc. 2021 Term Loan B, 4.005%, (US0001M + 3.500%), 07/10/28	1,124,531	0.2
1,010,000		Ascend Learning, LLC 2021 Term Loan, 4.000%, (US0003M + 3.500%), 12/11/28	1,009,242	0.2
881,197		Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 05/25/28	885,493	0.2
179,226		Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/28	180,100	0.0
654,962		Belfor Holdings Inc. Term Loan B, 3.854%, (US0001M + 3.750%), 04/06/26	656,599	0.1
225,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/29	226,687	0.0
286,782	(1)	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	287,111	0.1
1,369,123		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.500%), 03/31/28	1,370,692	0.3
1,994,987		Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/28	1,980,961	0.4
1,326,675		Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/28	1,325,846	0.2
395,000		Escape Velocity Holdings, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.250%), 10/08/28	393,519	0.1
93,434		First Advantage Holdings, LLC 2021 Term Loan B, 2.852%, (US0001M + 2.750%), 01/31/27	93,142	0.0
1,000,000		Gloves Buyer, Inc. 2021 Term Loan, 4.750%, (US0001M + 4.000%), 12/29/27	997,500	0.2
997,409		GreenSky Holdings, LLC 2018 Term Loan B, 3.352%, (US0001M + 3.250%), 03/31/25	998,033	0.2
992,847		Indy US Bidco, LLC 2021 USD Term Loan, 3.853%, (US0001M + 3.750%), 03/05/28	994,502	0.2
1,156,661		Intrado Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	1,101,307	0.2
820,875		ION Trading Finance Limited 2021 USD Term Loan, 4.974%, (US0003M + 4.750%), 04/03/28	823,880	0.2
2,100,881		KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	2,060,176	0.4
1,586,885		Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	1,593,331	0.3
1,373,100		Paysafe Group Holdings II Limited USD Term Loan B1, 3.250%, (US0001M + 2.750%), 06/28/28	1,338,772	0.2
775,000		PECF USS Intermediate Holding III Corporation Term Loan B, 4.423%, (US0003M + 4.250%), 12/15/28	776,744	0.1
1,850,363		Polaris Newco LLC USD Term Loan B, 4.500%, (US0003M + 4.000%), 06/02/28	1,852,329	0.3
100,000		Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 7.209%, (US0003M + 7.000%), 12/14/29	99,938	0.0
1,250,000		Pre-Paid Legal Services, Inc. 2021 Term Loan, 3.959%, (US0003M + 3.750%), 12/09/28	1,244,269	0.2
48,438	(1)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.250%), 12/31/27	48,499	0.0
249,364		Refficiency Holdings LLC 2021 Term Loan, 4.000%, (US0001M + 3.250%), 12/16/27	249,676	0.1
715,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.104%, (US0001M + 7.000%), 05/29/26	719,022	0.1
983,969		Rockwood Service Corporation 2020 Term Loan, 4.102%, (US0001M + 4.000%), 01/23/27	987,659	0.2
235,433	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	235,139	0.0
954,700		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	953,506	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
1,102,238		SITEL Worldwide Corporation 2021 USD Term Loan, 4.250%, (US0003M + 3.750%), 08/28/28	$1,103,320	0.2
1,630,913		Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 05/12/28	1,622,903	0.3
1,330,300		Staples, Inc. 7 Year Term Loan, 5.132%, (US0003M + 5.000%), 04/16/26	1,288,254	0.2
1,757,077		SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001M + 3.750%), 10/10/25	1,748,291	0.3
810,000		TPG VIII Elf Purchaser, LLC 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 11/06/28	811,316	0.2
306,900		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	307,811	0.1
249,473		Turing Midco LLC 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 03/23/28	249,473	0.0
1,575,275		VM Consolidated, Inc. 2021 Term Loan B, 3.474%, (US0006M + 3.250%), 03/19/28	1,573,503	0.3
35,745		VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 08/01/25	35,521	0.0
203,745	(1)	VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/01/25	202,471	0.0
847,875		Waterlogic Holdings Limited 2021 USD Term Loan B, 4.974%, (US0003M + 4.750%), 08/04/28	849,995	0.2
2,361,183		Yak Access, LLC 2018 1st Lien Term Loan B, 5.175%, (US0003M + 5.000%), 07/11/25	2,124,080	0.4
970,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.211%, (US0003M + 10.000%), 07/10/26	624,438	0.1
			42,031,262	7.7

		Cable & Satellite Television: 3.8%
2,670,000		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 3.000%, (US0001M + 2.500%), 09/01/28	2,663,325	0.5
2,500,000		CSC Holdings LLC, 4.408%, (US0001M + 2.250%), 07/17/25	2,465,000	0.4
1,500,000		CSC Holdings, LLC 2019 Term Loan B5, 2.610%, (US0003M + 2.500%), 04/15/27	1,483,750	0.3
2,649,025		DirecTV Financing, LLC Term Loan, 5.750%, (US0003M + 5.000%), 08/02/27	2,655,496	0.5
1,960,000		Radiate Holdco, LLC 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 09/25/26	1,956,053	0.4
3,479,765		Telesat Canada Term Loan B5, 2.900%, (US0002M + 2.750%), 12/07/26	3,158,973	0.6
2,500,000		UPC Financing Partnership 2021 USD Term Loan AX, 3.209%, (US0003M + 3.000%), 01/31/29	2,495,000	0.4
3,500,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 3.459%, (US0003M + 3.250%), 01/31/29	3,502,187	0.6
440,000		WideOpenWest Finance LLC 2021 Term Loan B, 3.500%, (SOFRRATE + 3.000%), 12/20/28	440,092	0.1
			20,819,876	3.8

		Chemicals & Plastics: 2.0%
997,481		Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/26	1,004,339	0.2
423,938		Avantor Funding, Inc. 2021 Term Loan B5, 2.750%, (US0001M + 2.250%), 11/08/27	423,871	0.1
708,225		GEON Performance Solutions, LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 08/18/28	714,865	0.1
2,694,904		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/26	2,693,220	0.5
715,000		Ineos US Finance LLC 2021 USD Term Loan B, 2.673%, (US0003M + 2.500%), 11/08/28	711,872	0.1
417,900		Lonza Group AG USD Term Loan B, 4.750%, (US0006M + 4.000%), 07/03/28	418,066	0.1
500,000		LSF11 A5 Holdco LLC Term Loan, 4.250%, (US0003M + 3.750%), 10/15/28	500,208	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
190,000		NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	$187,625	0.0
1,025,000		Olympus Water US Holding Corporation 2021 USD Term Loan B, 4.250%, (US0003M + 3.750%), 11/09/28	1,022,793	0.2
1,110,910		Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.879%, (US0003M + 4.750%), 10/15/25	1,113,687	0.2
308,450		Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	309,414	0.1
503,738		PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 06/09/28	504,472	0.1
770,000		Sparta U.S. HoldCo LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 08/02/28	771,284	0.1
632,848		Starfruit Finco B.V 2018 USD Term Loan B, 3.102%, (US0001M + 3.000%), 10/01/25	630,870	0.1
			11,006,586	2.0

		Clothing/Textiles: 0.2%
536,642		ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B2, 4.000%, (SOFRRATE + 3.500%), 12/08/28	534,965	0.1
84,179		ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B3, 4.000%, (SOFRRATE + 3.500%), 12/08/28	83,864	0.0
84,179		ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 4.000%, (SOFRRATE + 3.500%), 12/21/28	83,863	0.0
503,738		Birkenstock GmbH & Co. KG USD Term Loan B, 3.750%, (US0006M + 3.250%), 04/28/28	503,108	0.1
			1,205,800	0.2

		Conglomerates: 0.1%
340,000		Fender Musical Instruments Corporation 2021 Term Loan B, 4.500%, (SOFRRATE + 4.000%), 12/01/28	340,425	0.1

		Consumer, Cyclical: 0.2%
498,750		MOTION FINCO SARL USD TERM LOAN B1, 3.474%, (US0003M + 3.250%), 11/12/26	488,775	0.1
383,075		WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	383,913	0.1
			872,688	0.2

		Consumer, Non-cyclical: 0.6%
1,615,950		CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/28	1,617,162	0.3
1,816,643		Lifescan Global Corporation 2018 1st Lien Term Loan, 6.130%, (US0003M + 6.000%), 10/01/24	1,778,493	0.3
			3,395,655	0.6

		Containers & Glass Products: 3.1%
1,439,125		Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/28	1,426,533	0.3
1,897,966		BWAY Holding Company 2017 Term Loan B, 3.352%, (US0001M + 3.250%), 04/03/24	1,875,936	0.3
945,295		Charter NEX US, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/01/27	948,839	0.2
497,498		Flex Acquisition Company, Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 03/02/28	497,231	0.1
740,000		Plastipak Packaging, Inc. 2021 Term Loan B, 2.610%, (US0001M + 2.500%), 12/01/28	739,167	0.1
726,153		Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	720,706	0.1
2,095,000		Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 4.500%, (US0003M + 4.000%), 10/02/28	2,093,504	0.4
280,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 7.250%, (US0003M + 6.750%), 10/01/29	280,875	0.0
122,905	(1)	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 5.000%, (US0003M + 4.000%), 08/31/28	123,487	0.0
894,749		Pro Mach Group, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.000%), 08/31/28	898,983	0.2
910,400		Proampac PG Borrower LLC 2020 Term Loan, 4.504%, (US0003M + 3.750%), 11/03/25	911,766	0.2
2,178,000		Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.354%, (US0001M + 3.250%), 02/05/26	2,168,277	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Containers & Glass Products: (continued)
2,129,663		Reynolds Group Holdings Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 09/20/28	$2,127,799	0.4
354,106		Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/27	353,221	0.1
116,032	(1)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 4.000%), 09/15/28	116,177	0.0
816,804		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 4.500%, (US0003M + 4.000%), 09/15/28	817,825	0.1
495,000		Valcour Packaging LLC 2021 1st Lien Term Loan, 4.250%, (US0003M + 3.750%), 10/04/28	495,000	0.1
300,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 7.000%), 10/04/29	300,000	0.1
			16,895,326	3.1

		Cosmetics/Toiletries: 0.2%
1,165,247		Anastasia Parent, LLC 2018 Term Loan B, 3.974%, (US0003M + 3.750%), 08/11/25	1,049,451	0.2

		Drugs: 1.2%
992,245		Amneal Pharmaceuticals LLC 2018 Term Loan B, 3.625%, (US0001M + 3.500%), 05/04/25	982,943	0.2
445,000		ANI Pharmaceuticals, Inc Term Loan B, 6.750%, (US0001M + 6.000%), 04/27/28	446,669	0.1
1,795,477		Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 03/27/28	1,752,835	0.3
2,115,875		Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 05/05/28	2,127,021	0.4
1,446,250		Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/28	1,450,016	0.2
			6,759,484	1.2

		Ecological Services & Equipment: 0.4%
720,000		Clean Harbors Inc. 2021 Incremental Term Loan B, 2.104%, (US0001M + 2.000%), 10/08/28	720,224	0.1
741,275		Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/28	740,812	0.2
498,741		GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/25	500,393	0.1
			1,961,429	0.4

		Electronics/Electrical: 13.1%
535,000		Altar Bidco, Inc. 2021 2nd Lien Term Loan, 5.773%, (US0003M + 5.600%), 11/04/29	539,013	0.1
985,000		Altar Bidco, Inc. 2021 Term Loan, 3.523%, (US0003M + 3.350%), 11/17/28	982,538	0.2
1,733,063		AP Core Holdings II, LLC Amortization Term Loan B1, 6.250%, (US0001M + 5.500%), 09/01/27	1,734,146	0.3
1,995,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 6.250%, (US0001M + 5.500%), 09/01/27	2,001,234	0.4
483,788		Atlas Purchaser, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/28	478,143	0.1
505,000		Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 5.630%, (US0003M + 5.500%), 02/27/26	510,303	0.1
238,827		Banff Merger Sub Inc 2021 USD Term Loan, 3.974%, (US0003M + 3.750%), 10/02/25	238,180	0.0
710,883		Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	714,326	0.1
1,390,000		Cloudera, Inc. 2021 Term Loan, 4.250%, (US0001M + 3.750%), 10/08/28	1,386,814	0.3
4,095		Cohu, Inc. 2018 Term Loan B, 3.220%, (US0001M + 3.000%), 10/01/25	4,082	0.0
311,850		CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/27	309,121	0.1
405,000		ConnectWise, LLC 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 09/29/28	404,566	0.1
998,029		Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/28	998,446	0.2
2,805,000		Cornerstone OnDemand, Inc. 2021 Term Loan, 4.250%, (US0003M + 3.750%), 10/16/28	2,802,546	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
650,000	Creation Technologies Inc. 2021 Term Loan, 6.000%, (US0003M + 5.500%), 10/05/28	$645,937	0.1
990,025	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	992,191	0.2
1,444,005	EagleView Technology Corporation 2018 Add On Term Loan B, 3.724%, (US0003M + 3.500%), 08/14/25	1,415,125	0.3
497,494	Grab Holdings Inc Term Loan B, 5.500%, (US0003M + 4.500%), 01/29/26	499,670	0.1
795,429	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.974%, (US0003M + 3.750%), 03/11/28	791,949	0.1
1,887,697	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	1,892,809	0.3
895,000	II-VI Incorporated 2021 Bridge Term Loan B, 2.959%, (US0003M + 2.750%), 12/01/28	895,186	0.2
1,475,605	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,476,158	0.3
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/11/27	1,375,031	0.3
2,620,000	Informatica LLC 2021 USD Term Loan B, 2.875%, (US0001M + 2.750%), 10/27/28	2,613,777	0.5
1,412,900	Ingram Micro Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 06/30/28	1,415,255	0.3
1,590,000	Instructure Holdings, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 10/30/28	1,584,037	0.3
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 7.750%, (US0003M + 7.250%), 12/01/28	150,188	0.0
258,050	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/27	257,002	0.0
1,553,447	Ivanti Software, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 12/01/27	1,558,949	0.3
1,584,000	LogMeIn, Inc. Term Loan B, 4.839%, (US0003M + 4.750%), 08/31/27	1,576,946	0.3
123,002	MA FinanceCo., LLC USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/24	122,387	0.0
2,134,650	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.750%, (US0003M + 5.000%), 07/27/28	2,133,760	0.4
560,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 9.000%, (US0003M + 8.250%), 07/27/29	558,250	0.1
4,253,198	McAfee, LLC 2018 USD Term Loan B, 3.852%, (US0001M + 3.750%), 09/30/24	4,260,178	0.8
345,000	Mediaocean LLC 2021 Term Loan, 3.709%, (US0003M + 3.500%), 12/15/28	343,922	0.1
1,673,015	MH Sub I, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 09/13/24	1,678,767	0.3
615,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 6.352%, (US0001M + 6.250%), 02/12/29	621,150	0.1
385,000	Mitchell International, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 10/15/29	388,529	0.1
1,785,000	Mitchell International, Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 10/15/28	1,777,608	0.3
1,059,675	Panther Commercial Holdings L.P Term Loan, 5.000%, (US0003M + 4.500%), 01/07/28	1,062,589	0.2
230,000	Ping Identity Corporation 2021 Term Loan B, 4.250%, (SOFRRATE + 3.750%), 11/22/28	230,431	0.0
1,153,350	Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	1,154,792	0.2
579,242	Project Boost Purchaser, LLC 2019 Term Loan B, 3.604%, (US0001M + 3.500%), 06/01/26	576,966	0.1
2,265,417	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	2,272,850	0.4
2,084,113	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.379%, (US0003M + 4.250%), 05/16/25	2,084,857	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
2,000,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 05/18/26	$2,003,036	0.4
2,595,388		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	2,579,491	0.5
2,440,000		Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/28	2,340,875	0.4
773,602		Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 7.000%, (US0003M + 6.000%), 12/08/26	758,613	0.1
1,542,214		Rocket Software, Inc. 2018 Term Loan, 4.354%, (US0001M + 4.250%), 11/28/25	1,537,780	0.3
1,815,875		Rocket Software, Inc. 2021 USD Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 11/28/25	1,816,783	0.3
395,076		Sabre GLBL Inc. 2021 Term Loan B1, 4.000%, (US0001M + 3.500%), 12/17/27	390,532	0.1
629,774		Sabre GLBL Inc. 2021 Term Loan B2, 4.000%, (US0001M + 3.500%), 12/17/27	622,532	0.1
830,013		Seattle Spinco, Inc. USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/24	825,863	0.1
1,879,173		SonicWall US Holdings Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.750%), 05/16/25	1,881,131	0.3
101,610	(1)	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.709%, (US0003M + 4.500%), 08/11/28	102,054	0.0
588,390		Sovos Compliance, LLC 2021 Term Loan, 5.000%, (US0001M + 4.500%), 08/11/28	590,965	0.1
355,000		Tenable Holdings, Inc. Term Loan B, 3.250%, (US0003M + 2.750%), 07/07/28	354,556	0.1
550,000		Trader Interactive, LLC 2021 Term Loan B, 4.500%, (US0003M + 4.000%), 07/28/28	549,313	0.1
4,145		Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 6.974%, 05/29/26	3,463	0.0
1,098,543		Ultra Clean Holdings, Inc 2021 Term Loan B, 3.854%, (US0001M + 3.750%), 08/27/25	1,101,290	0.2
1,095,123		Watlow Electric Manufacturing Company Term Loan B, 4.250%, (US0003M + 3.750%), 03/02/28	1,094,782	0.2
1,326,592		Xperi Corporation 2020 Term Loan B, 3.604%, (US0001M + 3.500%), 06/08/28	1,325,929	0.2
			71,389,692	13.1

		Energy: 0.1%
576,995		Navitas Midstream Midland Basin, LLC Term Loan B, 4.750%, (US0001M + 4.000%), 12/13/24	576,754	0.1

		Equipment Leasing: 0.3%
380,000		Albion Financing 3 SARL USD Term Loan, 5.750%, (US0003M + 5.250%), 08/17/26	381,663	0.1
1,003,886		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 3.750%, (US0001M + 3.250%), 02/17/28	1,004,357	0.2
			1,386,020	0.3

		Financial: 0.4%
643,388		Acrisure, LLC 2021 Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 02/15/27	643,588	0.1
1,308,429		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	1,308,429	0.3
199,496		HUB International Ltd. - TL B3 1L, 4.000%, (US0003M + 3.250%), 04/25/25	199,694	0.0
			2,151,711	0.4

		Financial Intermediaries: 3.1%
445,455		Advisor Group, Inc. 2021 Term Loan, 4.604%, (US0001M + 4.500%), 07/31/26	446,916	0.1
541,129		AllSpring Buyer LLC Term Loan B, 3.750%, (US0003M + 3.250%), 11/01/28	542,723	0.1
545,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 08/02/29	547,044	0.1
775,000		AqGen Island Holdings, Inc. Term Loan, 4.000%, (US0003M + 3.500%), 08/02/28	773,708	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Financial Intermediaries: (continued)
126,271		Castlelake Aviation Limited Delayed Draw Term Loan, 3.173%, (US0003M + 3.000%), 10/07/26	$125,929	0.0
617,182		Castlelake Aviation Limited Term Loan B, 2.923%, (US0003M + 2.750%), 10/22/26	615,511	0.1
2,093,474		Citadel Securities LP 2021 Term Loan B, 2.604%, (US0001M + 2.500%), 02/02/28	2,083,006	0.4
911,044		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.852%, (US0001M + 2.750%), 08/21/25	906,489	0.2
997,462		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	999,867	0.2
1,496,241		Edelman Financial Center, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.500%), 04/07/28	1,496,968	0.3
2,493,467		First Eagle Holdings, Inc. 2020 Term Loan B, 2.647%, (US0003M + 2.500%), 02/01/27	2,470,872	0.5
319,688		Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 4.750%, (PRIME + 1.500%), 06/24/28	318,522	0.1
1,378,386		Focus Financial Partners, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 07/01/28	1,373,360	0.2
835,000		HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/21/28	836,957	0.2
1,283,781		Jane Street Group, LLC 2021 Term Loan, 2.854%, (US0001M + 2.750%), 01/26/28	1,276,293	0.2
1,875,000		Trans Union, LLC 2021 Term Loan B6, 2.750%, (US0001M + 2.250%), 12/01/28	1,872,786	0.3
260,000		Walker & Dunlop, Inc. 2021 Term Loan, 2.750%, (SOFRRATE + 2.250%), 12/16/28	260,000	0.0
			16,946,951	3.1

		Food Products: 1.6%
987,277		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.852%, (US0001M + 3.750%), 10/01/25	975,759	0.2
50,000		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 5.500%, (US0001M + 4.750%), 10/01/25	50,625	0.0
1,020,000		CHG PPC Parent LLC 2021 Term Loan, 3.500%, (US0003M + 3.000%), 12/08/28	1,016,175	0.2
101,053	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/09/28	100,800	0.0
538,947		Dessert Holdings Inc. Term Loan, 4.750%, (US0003M + 4.000%), 06/09/28	537,600	0.1
1,994,962		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	1,997,456	0.4
970,000	(2),(3),(4)	NPC International, Inc. 2nd Lien Term Loan, 7.709%, (US0003M + 7.500%), 04/18/25	19,400	0.0
1,115,000		Primary Products Finance LLC Term Loan, 4.173%, (US0003M + 4.000%), 10/25/28	1,118,485	0.2
1,086,819		Sigma Bidco B.V. 2018 USD Term Loan B, 3.160%, (US0006M + 3.000%), 07/02/25	1,065,626	0.2
1,800,956		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	1,805,941	0.3
			8,687,867	1.6

		Food Service: 1.5%
994,924		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.854%, (US0001M + 1.750%), 11/19/26	984,975	0.2
2,190,000		Ali Group S.R.L. 2021 Term Loan B, 2.173%, (US0003M + 2.000%), 10/12/28	2,179,733	0.4
1,125,000		Flynn Restaurant Group LP 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 12/01/28	1,112,203	0.2
400,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	396,816	0.1
78,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 7.250%, (US0003M + 6.750%), 07/30/29	78,682	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Service: (continued)
7,577	(1)	Pacific Bells, LLC Delayed Draw Term Loan, 4.673%, (US0003M + 4.500%), 10/13/28	$7,539	0.0
727,423		Pacific Bells, LLC Term Loan B, 5.000%, (US0003M + 4.500%), 10/13/28	723,786	0.1
982,244		Tacala, LLC 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 02/05/27	981,738	0.2
598,469		US Foods, Inc. 2019 Term Loan B, 2.104%, (US0001M + 2.000%), 09/13/26	592,812	0.1
1,300,000		US Foods, Inc. 2021 Term Loan B, 2.923%, (US0003M + 2.750%), 11/17/28	1,300,813	0.2
			8,359,097	1.5

		Food/Drug Retailers: 1.1%
2,151,044		EG Finco Limited 2018 USD Term Loan, 4.224%, (US0003M + 4.000%), 02/07/25	2,144,859	0.4
1,917,610		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	1,649,145	0.3
1,428,171	(5)	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%) (PIK Rate 7.000%, Cash Rate 1.000%), 04/01/24	1,460,304	0.2
996,150		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0001M + 5.500%), 09/06/24	998,330	0.2
			6,252,638	1.1

		Forest Products: 0.2%
375,000		ASP Blade Holdings, Inc Initial Term Loan, 4.500%, (US0001M + 4.000%), 10/13/28	375,527	0.1
486,334		Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/28	487,550	0.1
			863,077	0.2

		Health Care: 9.8%
1,000,000		Accelerated Health Systems, LLC Term Loan B, 3.602%, (US0001M + 3.500%), 10/31/25	996,875	0.2
2,367,113		ADMI Corp. 2021 Term Loan B2, 3.875%, (US0001M + 3.375%), 12/23/27	2,355,277	0.4
408,949		Agiliti Health, Inc Term Loan, 2.875%, (US0001M + 2.750%), 01/04/26	407,415	0.1
1,181,967		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	1,124,839	0.2
4,006,745		Bausch Health Companies, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 06/02/25	3,993,947	0.7
882,788		Bella Holding Company, LLC 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/28	883,339	0.2
645,000		Carestream Dental Equipment, Inc 2021 Term Loan, 5.000%, (US0003M + 4.500%), 09/01/24	645,000	0.1
657,625		CCRR Parent, Inc Term Loan B, 4.500%, (US0003M + 3.750%), 03/06/28	660,708	0.1
972,563		CHG Healthcare Services Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 09/29/28	973,718	0.2
1,234,813		Curia Global, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 08/30/26	1,237,515	0.2
1,630,861		Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	1,634,938	0.3
1,965,003		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.854%, (US0001M + 3.750%), 10/10/25	1,587,231	0.3
752,453		eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/27	756,779	0.1
2,002,103		Global Medical Response, Inc. 2017 Incremental Term Loan, 5.250%, (US0006M + 4.250%), 03/14/25	1,996,681	0.4
879,302		GoodRx, Inc. 1st Lien Term Loan, 2.852%, (US0001M + 2.750%), 10/10/25	876,737	0.2
497,396		Greenway Health, LLC 2017 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/16/24	477,345	0.1
636,800		Heartland Dental, LLC 2021 Incremental Term Loan, 4.104%, (US0001M + 4.000%), 04/30/25	636,070	0.1
1,625,000		Hunter Holdco 3 Limited USD Term Loan B, 4.750%, (US0003M + 4.250%), 08/19/28	1,629,063	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
455,000		ICU Medical, Inc. Term Loan B, 3.000%, (SOFRRATE + 2.500%), 12/16/28	$456,422	0.1
122,400	(1)	Medical Solutions L.L.C. 2021 Delayed Draw Term Loan, 3.673%, (US0003M + 3.500%), 11/01/28	122,369	0.0
642,600		Medical Solutions L.L.C. 2021 First Lien Term Loan, 4.000%, (US0003M + 3.500%), 11/01/28	642,439	0.1
1,090,000		Medline Borrower, LP USD Term Loan B, 3.750%, (US0001M + 3.250%), 10/23/28	1,090,340	0.2
2,435,000		MPH Acquisition Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 08/17/28	2,387,060	0.4
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.000%, (US0003M + 7.250%), 03/02/29	149,813	0.0
260,614	(1)	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 03/02/28	258,366	0.0
87,058		National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 03/02/28	86,307	0.0
2,625,347		National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 03/02/28	2,602,704	0.5
1,355,529		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.081%, (US0001M + 3.000%), 06/30/25	1,356,745	0.3
643,388		Pacific Dental Services,LLC 2021 Term Loan, 4.000%, (US0001M + 3.250%), 05/05/28	644,392	0.1
759,238		Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 11/30/27	760,187	0.1
1,000,000		Padagis LLC Term Loan B, 5.250%, (US0003M + 4.750%), 07/06/28	996,875	0.2
1,011,528		Pathway Vet Alliance LLC 2021 Term Loan, 3.854%, (US0001M + 3.750%), 03/31/27	1,009,527	0.2
977,487		PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	978,709	0.2
1,825,758		Phoenix Guarantor Inc 2020 Term Loan B, 3.354%, (US0001M + 3.250%), 03/05/26	1,817,281	0.3
1,189,050		Phoenix Guarantor Inc 2021 Term Loan B3, 3.604%, (US0001M + 3.500%), 03/05/26	1,183,529	0.2
309,225		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.175%, (US0003M + 4.000%), 06/22/26	308,581	0.1
248,125		PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0006M + 3.000%), 12/29/27	248,280	0.0
393,025		Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/26	394,171	0.1
1,404,388		Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/28	1,403,510	0.3
1,882,803		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.852%, (US0001M + 3.750%), 11/16/25	1,883,509	0.3
485,000		Resonetics, LLC 2021 Term Loan, 4.750%, (US0003M + 4.000%), 04/28/28	485,606	0.1
760,519		RxBenefits, Inc. 2020 Term Loan, 5.250%, (US0003M + 4.500%), 12/17/27	762,896	0.1
1,035,000		Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/26	1,032,628	0.2
2,188,463		Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/26	2,190,515	0.4
1,496,063		Tecomet Inc. 2017 Repriced Term Loan, 4.675%, (US0003M + 3.500%), 05/01/24	1,425,000	0.3
1,162,088		U.S. Anesthesia Partners, Inc. 2021 Term Loan, 4.750%, (US0006M + 4.250%), 10/01/28	1,160,635	0.2
926,285		Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/16/27	929,469	0.2
1,042,388		Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 04/06/28	1,031,312	0.2
820,000		WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 3.750%, (US0006M + 3.250%), 11/18/28	820,205	0.2
			53,492,859	9.8

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Home Furnishings: 0.3%
763,088		Conair Holdings, LLC Term Loan B, 3.970%, (US0003M + 3.750%), 05/17/28	$764,246	0.1
870,000		Illuminate Merger Sub Corp. Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	864,291	0.2
			1,628,537	0.3

		Industrial Equipment: 1.6%
498,727		Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	499,440	0.1
169,725	(1)	CMBF LLC Delayed Draw Term Loan, 6.120%, (US0003M + 6.000%), 08/02/28	168,452	0.0
570,275		CMBF LLC Term Loan, 6.500%, (US0001M + 6.000%), 08/02/28	565,998	0.1
1,300,603		Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.224%, (US0003M + 4.000%), 09/30/26	1,302,229	0.2
250,521		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/28	251,617	0.0
1,356,920		Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.500%, (US0001M + 3.750%), 03/24/26	1,356,072	0.3
4,601		Madison IAQ LLC Term Loan, 3.750%, (US0006M + 3.250%), 06/21/28	4,603	0.0
2,045,000		MKS Instruments, Inc. 2021 USD Term Loan, 2.423%, (US0003M + 2.250%), 10/21/28	2,043,082	0.4
1,036,875		Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	1,036,227	0.2
1,701,645		Vertical US Newco Inc Term Loan B, 4.000%, (US0006M + 3.500%), 07/30/27	1,704,836	0.3
			8,932,556	1.6

		Insurance: 3.3%
1,731,682		Acrisure, LLC 2020 Term Loan B, 3.724%, (US0003M + 3.500%), 02/15/27	1,715,808	0.3
1,110,000		Acrisure, LLC 2021 First Lien Term Loan B, 4.750%, (US0003M + 4.250%), 02/15/27	1,111,388	0.2
1,815,000		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 4.000%, (US0001M + 3.500%), 11/06/27	1,815,000	0.3
1,364,777		Alliant Holdings Intermediate, LLC Term Loan B, 3.354%, (US0001M + 3.250%), 05/09/25	1,352,266	0.3
1,246,787		Aretec Group, Inc. 2018 Term Loan, 4.354%, (US0001M + 4.250%), 10/01/25	1,250,163	0.2
2,790,454		AssuredPartners, Inc. 2020 Term Loan B, 3.604%, (US0001M + 3.500%), 02/12/27	2,773,014	0.5
1,183,053		Hub International Limited 2018 Term Loan B, 2.875%, (US0003M + 2.750%), 04/25/25	1,169,989	0.2
755,000		IMA Financial Group, Inc. Term Loan, 3.923%, (US0003M + 3.750%), 11/01/28	753,739	0.2
1,713,429		NFP Corp. 2020 Term Loan, 3.354%, (US0001M + 3.250%), 02/15/27	1,688,186	0.3
2,375,870		OneDigital Borrower LLC 2021 Term Loan, 4.750%, (SOFRRATE + 4.250%), 11/16/27	2,375,870	0.4
497,481		Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/27	498,362	0.1
1,719,375		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 12/31/25	1,708,414	0.3
			18,212,199	3.3

		Leisure Good/Activities/Movies: 3.7%
615,038		24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.000%, 08/26/22	618,113	0.1
954,635		24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 9.400%, (US0003M + 14.000%), 09/29/26	951,454	0.2
2,109,382		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.000%, (US0001M + 3.500%), 08/17/28	2,110,261	0.4
711,345	(4)	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.103%, (US0001M + 3.000%), 04/22/26	642,700	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
2,204,475		AppLovin Corporation 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 10/25/28	$2,206,128	0.4
1,990,000		City Football Group Limited Term Loan, 4.000%, (US0006M + 3.500%), 07/21/28	1,982,538	0.4
1,723,621		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.970%, (US0003M + 2.750%), 09/18/24	1,664,525	0.3
15,037	(5)	Crown Finance US, Inc. 2020 Term Loan B1, 7.132%, (US0003M + 7.000%) (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	17,962	0.0
2,127,729		CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/28	2,115,760	0.4
500,000		Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 3.500%, (US0001M + 2.500%), 02/01/24	500,134	0.1
1,624,842		Hayward Industries, Inc. 2021 Term Loan, 3.000%, (US0001M + 2.500%), 05/12/28	1,619,765	0.3
488,775		MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/28	489,386	0.1
496,203		PUG LLC USD Term Loan, 3.604%, (US0001M + 3.500%), 02/12/27	486,279	0.1
532,828		RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	532,495	0.1
1,350,220		Samsonite International S.A. 2020 Incremental Term Loan B2, 3.750%, (US0001M + 3.000%), 04/25/25	1,344,193	0.2
1,250,000		Thor Industries, Inc. 2021 USD Term Loan, 3.125%, (US0001M + 3.000%), 02/01/26	1,253,594	0.2
1,101,785		WeddingWire, Inc. 1st Lien Term Loan, 4.629%, (US0003M + 4.500%), 12/19/25	1,105,228	0.2
600,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 12/21/26	591,000	0.1
			20,231,515	3.7

995,000		Aimbridge Acquisition Co., Inc. 2020 Incremental Term Loan B, 5.500%, (US0001M + 4.750%), 02/02/26	992,513	0.2
744,042		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	740,148	0.1
2,604,328		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	2,623,318	0.5
2,545,894		Caesars Resort Collection, LLC 2020 Term Loan B1, 3.604%, (US0001M + 3.500%), 07/21/25	2,550,072	0.5
962,963		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	962,963	0.2
1,301,738		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.500%, (US0003M + 3.000%), 08/02/28	1,305,398	0.2
500,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.852%, (US0001M + 1.750%), 06/22/26	496,528	0.1
670,682		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 2.474%, (US0003M + 2.250%), 07/21/26	669,119	0.1
745,875		The Enterprise Development Authority Term Loan B, 5.000%, (US0001M + 4.250%), 02/28/28	745,875	0.1
2,240,000		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 3.750%, (US0006M + 3.250%), 10/02/28	2,243,219	0.4
			13,329,153	2.4

		Mortgage REITs: 0.1%
76,020		BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.604%, (US0001M + 3.500%), 06/01/26	75,450	0.0
663,873		BIFM CA Buyer Inc. Term Loan B, 3.601%, (US0001M + 3.500%), 06/01/26	658,479	0.1
			733,929	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Nonferrous Metals/Minerals: 0.8%
1,336,122	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	$1,326,101	0.3
2,938,834	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,879,599	0.5
		4,205,700	0.8

	Oil & Gas: 2.5%
451,526	BCP Renaissance Parent LLC 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 10/31/24	450,906	0.1
1,335,671	Brazos Delaware II, LLC Term Loan B, 4.103%, (US0001M + 4.000%), 05/21/25	1,302,905	0.2
451,602	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 5.500%, (US0003M + 4.500%), 10/28/27	401,926	0.1
936,090	HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	788,655	0.1
862,838	ITT Holdings LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 07/10/28	863,377	0.1
1,745,625	Lucid Energy Group II Borrower, LLC 2021 Term Loan, 5.000%, (US0003M + 4.250%), 11/24/28	1,725,987	0.3
730,544	Medallion Midland Acquisition, LLC 2021 Term Loan, 4.500%, (US0001M + 3.750%), 10/18/28	727,043	0.1
800,000	NorthRiver Midstream Finance LP 2018 Term Loan B, 3.382%, (US0003M + 3.250%), 10/01/25	799,834	0.1
880,000	Oryx Midstream Services Permian Basin LLC Term Loan B, 3.750%, (US0003M + 3.250%), 10/05/28	875,442	0.2
1,450,000	Southwestern Energy Company 2021 Term Loan, 3.000%, (SOFRRATE + 2.500%), 06/22/27	1,454,531	0.3
2,055,000	TransMontaigne Operating Company L.P. Term Loan B, 4.000%, (US0001M + 3.500%), 11/17/28	2,057,569	0.4
978,475	Traverse Midstream Partners LLC 2017 Term Loan, 5.250%, (SOFRRATE + 4.250%), 09/27/24	976,029	0.2
1,493,652	WaterBridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 06/22/26	1,460,044	0.3
		13,884,248	2.5

	Publishing: 0.8%
826,666	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/28	828,732	0.2
1,000,000	Cengage Learning, Inc. 2021 Term Loan B, 5.750%, (US0003M + 4.750%), 06/29/26	1,003,920	0.2
1,350,000	Dotdash Meredith Inc Term Loan B, 4.500%, (SOFRRATE + 4.000%), 12/01/28	1,353,375	0.2
1,231,913	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 5.250%, (US0001M + 4.750%), 07/28/28	1,228,319	0.2
		4,414,346	0.8

	Radio & Television: 2.7%
498,688	A-L Parent LLC 2016 1st Lien Term Loan, 4.250%, (US0001M + 3.250%), 12/01/23	474,611	0.1
2,138,326	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, (US0003M + 3.500%), 08/21/26	2,111,430	0.4
817,655	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	818,507	0.1
4,815,986	Diamond Sports Group, LLC Term Loan, 3.353%, (US0001M + 3.250%), 08/24/26	2,263,513	0.4
2,155,000	Gray Television, Inc. 2021 Term Loan D, 3.099%, (US0001M + 3.000%), 12/01/28	2,147,591	0.4
280,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 3.750%, (US0001M + 3.250%), 05/01/26	280,583	0.1
1,533,849	iHeartCommunications, Inc. 2020 Term Loan, 3.104%, (US0001M + 3.000%), 05/01/26	1,525,769	0.3
703,352	NASCAR Holdings, Inc Term Loan B, 2.604%, (US0001M + 2.500%), 10/19/26	703,133	0.1
159,542	Sinclair Television Group Inc. Term Loan B2B, 2.610%, (US0001M + 2.500%), 09/30/26	157,049	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Radio & Television: (continued)
3,162,702		Terrier Media Buyer, Inc. 2021 Term Loan, 3.604%, (US0001M + 3.500%), 12/17/26	$3,152,819	0.6
1,353,258		Univision Communications Inc. 2021 First Lien Term Loan B, 4.000%, (US0001M + 3.250%), 03/15/26	1,357,487	0.2
			14,992,492	2.7

		Retailers (Except Food & Drug): 2.7%
34,222		AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.209%, (US0003M + 4.000%), 07/31/28	34,308	0.0
342,222		AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.500%, (US0001M + 4.000%), 07/31/28	343,078	0.1
157,461		Belk, Inc. 2021 FLFO Term Loan, 8.500%, (US0003M + 7.500%), 07/31/25	157,724	0.0
28,435		Belk, Inc. 2021 FLSO Term Loan, 13.000%, (US0003M + 13.000%), 07/31/25	21,089	0.0
609,431		CNT Holdings I Corp 2020 Term Loan, 4.250%, (US0003M + 3.500%), 11/08/27	610,041	0.1
672,742		Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	674,844	0.1
1,712,732		Great Outdoors Group, LLC 2021 Term Loan B1, 4.500%, (US0003M + 3.750%), 03/06/28	1,716,747	0.3
3,693,703		Harbor Freight Tools USA, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 10/19/27	3,690,530	0.7
754,113		Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.500%, (US0003M + 4.750%), 07/07/28	747,750	0.1
640,870		Leslies Poolmart, Inc. 2021 Term Loan B, 3.000%, (US0003M + 2.500%), 03/09/28	639,618	0.1
623,993		Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0003M + 8.000%), 12/01/25	536,634	0.1
205,704		Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0003M + 11.000%), 06/01/25	205,704	0.1
1,070,373		Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/28	1,061,810	0.2
800,000		Petmate Incremental Term Loan B, 6.250%, (US0003M + 5.500%), 09/15/28	796,333	0.2
1,250,000		Pilot Travel Centers LLC 2021 Term Loan B, 2.104%, (US0001M + 2.000%), 08/04/28	1,244,097	0.2
588,525		Restoration Hardware, Inc. Term Loan B, 3.000%, (US0003M + 2.500%), 10/20/28	586,686	0.1
1,000,000		Tory Burch LLC Term Loan B, 4.000%, (US0003M + 3.000%), 04/16/28	999,167	0.2
510,000		Victorias Secret & Co. Term Loan B, 3.750%, (US0003M + 3.250%), 06/30/28	510,000	0.1
			14,576,160	2.7

		Surface Transport: 1.1%
1,569,125		American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/28	1,565,692	0.3
629,082		ENC Holding Corporation 2021 Term Loan, 5.004%, (US0003M + 4.250%), 08/04/28	627,705	0.1
55,918	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/04/28	55,796	0.0
150,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0006M + 7.500%), 05/07/29	151,312	0.0
997,500		LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/28	999,838	0.2
1,542,888		Savage Enterprises LLC 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 09/15/28	1,543,369	0.3
890,000		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.000%, (US0006M + 4.250%), 07/26/28	892,622	0.2
250,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 7.750%, (US0006M + 7.000%), 07/26/29	251,875	0.0
			6,088,209	1.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Technology: 0.7%
2,230,527	Misys (Finastra) - TL B 1L, 4.500%, (US0003M + 3.500%), 06/13/24	$2,223,158	0.4
786,000	RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/28	784,625	0.1
1,041,663	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/25	1,042,802	0.2
		4,050,585	0.7

	Telecommunications: 6.4%
898,302	Altice Financing SA 2017 USD Term Loan B, 2.874%, (US0003M + 2.750%), 07/15/25	889,694	0.2
898,952	Altice Financing SA USD 2017 1st Lien Term Loan, 2.874%, (US0003M + 2.750%), 01/31/26	891,086	0.2
631,292	Altice France S.A. USD Term Loan B11, 2.879%, (US0003M + 2.750%), 07/31/25	620,797	0.1
1,984,962	Asurion LLC 2020 Term Loan B8, 3.354%, (US0003M + 3.250%), 12/23/26	1,973,591	0.4
530,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.355%, (US0001M + 5.250%), 01/31/28	530,083	0.1
1,170,000	Asurion LLC 2021 Second Lien Term Loan B4, 5.354%, (US0001M + 5.250%), 01/20/29	1,167,075	0.2
6,977,418	Asurion LLC 2021 Term Loan B9, 3.354%, (US0001M + 3.250%), 07/31/27	6,940,355	1.3
2,247,235	Avaya, Inc. 2020 Term Loan B, 4.360%, (US0003M + 4.250%), 12/15/27	2,256,356	0.4
816,201	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0003M + 3.250%), 11/30/27	816,099	0.2
1,349,800	CCI Buyer, Inc. Term Loan, 4.500%, (US0003M + 3.750%), 12/17/27	1,352,612	0.2
2,992,366	CenturyLink, Inc. 2020 Term Loan B, 2.343%, (US0001M + 2.250%), 03/15/27	2,960,339	0.5
1,786,153	CommScope, Inc. 2019 Term Loan B, 3.352%, (US0001M + 3.250%), 04/06/26	1,766,616	0.3
2,392,388	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	2,395,565	0.4
1,000,000	Digi International Inc. Term Loan B, 5.209%, (US0003M + 5.000%), 12/22/28	991,875	0.2
1,747,784	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.354%, (US0001M + 4.250%), 11/29/25	1,702,633	0.3
1,447,028	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.354%, (US0001M + 8.250%), 11/29/26	1,354,176	0.3
384,038	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/28	383,797	0.1
1,090,000	Gridiron Fiber Corp. Term Loan, 4.658%, (US0002M + 4.500%), 10/04/28	1,075,694	0.2
253,478	GTT Communications, Inc. 2018 USD Term Loan B, 7.000%, (PRIME + 3.750%), 05/31/25	227,243	0.0
750,000	Level 3 Financing Inc. 2019 Term Loan B, 1.854%, (US0001M + 1.750%), 03/01/27	741,094	0.1
797,922	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 4.709%, (US0003M + 4.500%), 11/01/24	777,974	0.1
994,845	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 6.000%, (US0003M + 5.000%), 03/09/23	989,249	0.2
675,000	Toruk AS 2021 USD Term Loan B, 4.923%, (US0003M + 4.750%), 11/02/28	662,906	0.1
1,477,299	Zayo Group Holdings, Inc. USD Term Loan, 3.104%, (US0001M + 3.000%), 03/09/27	1,459,140	0.3
		34,926,049	6.4

	Utilities: 0.8%
1,259,864	Edgewater Generation, L.L.C. Term Loan, 3.854%, (US0001M + 3.750%), 12/13/25	1,194,903	0.2
563,265	Generation Bridge Acquisition, LLC Term Loan B, 7.250%, (US0003M + 5.000%), 08/05/28	564,674	0.1
11,735	Generation Bridge Acquisition, LLC Term Loan C, 7.250%, (US0001M + 5.000%), 08/05/28	11,764	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Utilities: (continued)
2,539,970		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	$2,182,560	0.4
493,763		Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/28	491,470	0.1
			4,445,371	0.8

	Total Loans
	(Cost $505,868,203)		503,759,753	92.1

CORPORATE BONDS/NOTES: 3.3%
		Basic Materials: 0.6%
325,000	#	Diamond BC BV, 4.625%, 10/01/29	322,883	0.0
1,000,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	1,004,825	0.2
2,000,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	1,972,810	0.4
			3,300,518	0.6

		Communications: 0.5%
500,000	#	DISH DBS Corp., 5.250%, 12/01/26	508,830	0.1
500,000	#	DISH DBS Corp., 5.750%, 12/01/28	505,938	0.1
1,000,000	#	Gray Escrow II, Inc., 5.375%, 11/15/31	1,030,545	0.2
835,000	#	Match Group Holdings II LLC, 3.625%, 10/01/31	812,225	0.1
			2,857,538	0.5

		Consumer, Cyclical: 0.9%
965,000	#	Gap, Inc./The, 3.875%, 10/01/31	953,314	0.2
1,000,000	#	LGI Homes, Inc, 4.000%, 07/15/29	997,725	0.2
1,000,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	1,011,195	0.2
835,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	837,877	0.1
1,000,000	#	Wabash National Corp., 4.500%, 10/15/28	1,011,250	0.2
			4,811,361	0.9

		Consumer, Non-cyclical: 0.4%
1,000,000	#	ACCO Brands Corp., 4.250%, 03/15/29	994,015	0.2
500,000	#	ADT Security Corp./The, 4.125%, 08/01/29	493,402	0.1
715,000	#	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/29	726,240	0.1
			2,213,657	0.4

		Energy: 0.3%
1,000,000	#	Hess Midstream Operations L.P., 4.250%, 02/15/30	994,205	0.1
1,000,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	996,505	0.2
			1,990,710	0.3

		Financial: 0.2%
1,000,000	#	PRA Group, Inc., 5.000%, 10/01/29	1,004,010	0.2

		Industrial: 0.2%
500,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	490,847	0.1
425,000	#	Vertiv Group Corp., 4.125%, 11/15/28	429,979	0.1
			920,826	0.2

		Technology: 0.2%
1,000,000	#	OpenText Corp., 3.875%, 12/01/29	1,014,160	0.2

	Total Corporate Bonds/Notes
	(Cost $17,997,278)		18,112,780	3.3

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
408,271	(6)	24 Hour Fitness Worldwide, Inc.	408,271	0.1
544,388	(6)	24 Hour Fitness Worldwide, Inc. - Preferred	1,020,727	0.2
50,201	(6)	Cineworld Group PLC	22,084	0.0
132,618	(6)	Covia Specialty Minerals, Inc.	1,491,953	0.3
69,381	(6)	Cumulus Media, Inc. Class-A	780,536	0.1
7,543	(6)	Harvey Gulf International Marine LLC	28,286	0.0
4,783	(6)	Harvey Gulf International Marine LLC - Warrants	17,936	0.0
7,471	(6)	iQor	54,785	0.0
102,480	(6)	Longview Power LLC	281,820	0.1
11,573	(6)	Mens Wearhouse, Inc.	13,980	0.0
6,829	(6)	Riverbed Technology, Inc.	129,751	0.0
88,701	(6),(7)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(6)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
	Total Equities and Other Assets
	(Cost $4,866,746)		4,250,558	0.8

	Total Long-Term Investments
	(Cost $528,732,227)		526,123,091	96.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
	Mutual Funds: 10.3%
56,491,388	(8) State Street Institutional Liquid Reserves Fund - Premier Class, 0.040%
	(Cost $56,498,387)	$56,497,037	10.3

	Total Short-Term Investments
	(Cost $56,498,387)	56,497,037	10.3

	Total Investments (Cost $585,230,614)	$582,620,128	106.5
	Liabilities in Excess of Other Assets	(35,706,910)	(6.5)
	Net Assets	$546,913,218	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(3)	The borrower has filed for protection in federal bankruptcy court.
(4)	Senior Loan is on non-accrual status at December 31, 2021.
(5)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Rate shown is the 7-day yield as of December 31, 2021.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Loans	$–	$503,759,753	$–	$503,759,753
Equities and Other Assets	780,536	3,470,022	–	4,250,558
Corporate Bonds/Notes	–	18,112,780	–	18,112,780
Short-Term Investments	56,497,037	–	–	56,497,037
Total Investments, at fair value	$57,277,573	$525,342,555	$–	$582,620,128

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $585,582,726.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,248,535
Gross Unrealized Depreciation	(7,211,133)

Net Unrealized Depreciation	$(2,962,598)